Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Hubert Shek has been added as a portfolio manager of the funds and, together with Kevin Sung and Tom Chan, is responsible for the day-to-day management of the funds.

The following information replaces the existing tables for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF in “Part I: Appendix I-D – Portfolio Management” of the funds’ Statement of Additional Information. The information for Hubert Shek is provided as of June 30, 2020, and the information for Kevin Sung and Tom Chan is provided as of the funds’ most recent fiscal year end.

Fund Ownership of Portfolio Managers

Xtrackers Harvest CSI 300 China A-Shares ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Kevin Sung	$0
Tom Chan	$0
Hubert Shek	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
Kevin Sung	$0
Tom Chan	$0
Hubert Shek	$0

Conflicts of Interest

Xtrackers Harvest CSI 300 China A-Shares ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Kevin Sung	1	$1,270,762,900	0	$0
Tom Chan	1	$1,270,762,900	0	$0
Hubert Shek	0	$0	0	$0

July 31, 2020
SAISTKR20-14

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance-Based Fee Accounts
Kevin Sung	1	$30,346,798	0	$0
Tom Chan	1	$30,346,798	0	$0
Hubert Shek	0	$0	0	$0

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	6	$505,786,193	0	$0
Tom Chan	6	$505,786,193	0	$0
Hubert Shek	0	$0	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	6	$505,786,193	0	$0
Tom Chan	6	$505,786,193	0	$0
Hubert Shek	0	$0	0	$0

July 31, 2020
SAISTKR20-14

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	0	$0	0	$0
Tom Chan	0	$0	0	$0
Hubert Shek	0	$0	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Kevin Sung	0	$0	0	$0
Tom Chan	0	$0	0	$0
Hubert Shek	0	$0	0	$0

Please Retain This Supplement for Future Reference

July 31, 2020
SAISTKR20-14